Note 2 - Securities - Amortized Cost and Fair Value of Available for Sale Securities 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt securities available-for-sale, amortized cost	$ 122,055	$ 123,210	$ 135,833
Debt securities available-for-sale, gross unrealized gains	468	266	10
Debt securities available-for-sale, gross unrealized losses	(4,382)	(5,037)	(9,106)
Debt securities available-for-sale, at fair value	118,141	118,439	126,737
US Treasury Securities [Member]
Debt securities available-for-sale, amortized cost	2,190	3,414	10,082
Debt securities available-for-sale, gross unrealized gains	51	36	3
Debt securities available-for-sale, gross unrealized losses	(2)	(9)	(98)
Debt securities available-for-sale, at fair value	2,239	3,441	9,987
US Government Agencies Debt Securities [Member]
Debt securities available-for-sale, amortized cost	24,528	22,682	36,030
Debt securities available-for-sale, gross unrealized gains	139	62	0
Debt securities available-for-sale, gross unrealized losses	(255)	(632)	(2,023)
Debt securities available-for-sale, at fair value	24,412	22,112	34,007
Taxable Municipal Notes [Member]
Debt securities available-for-sale, amortized cost	6,711	7,930	9,878
Debt securities available-for-sale, gross unrealized gains	0	0	0
Debt securities available-for-sale, gross unrealized losses	(482)	(742)	(1,161)
Debt securities available-for-sale, at fair value	6,229	7,188	8,717
Nontaxable Municipal Notes [Member]
Debt securities available-for-sale, amortized cost	55,723	58,750	61,539
Debt securities available-for-sale, gross unrealized gains	19	26	6
Debt securities available-for-sale, gross unrealized losses	(3,014)	(2,608)	(4,430)
Debt securities available-for-sale, at fair value	52,728	56,168	57,115
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Debt securities available-for-sale, amortized cost	27,866	25,377	12,225
Debt securities available-for-sale, gross unrealized gains	259	142	1
Debt securities available-for-sale, gross unrealized losses	(432)	(700)	(942)
Debt securities available-for-sale, at fair value	27,693	24,819	11,284
Corporate Debt Securities [Member]
Debt securities available-for-sale, amortized cost	5,037	5,057	6,079
Debt securities available-for-sale, gross unrealized gains	0	0	0
Debt securities available-for-sale, gross unrealized losses	(197)	(346)	(452)
Debt securities available-for-sale, at fair value	$ 4,840	$ 4,711	$ 5,627